FINANCIAL INSTRUMENTS - Narrative (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ 705.0	$ 151.0	$ (6.0)
Portfolio investment horizon	10 years
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (29.0)	(60.0)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	14.0	18.0
Net investment hedges in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0.0	$ 0.0
Hedging instrument, liabilities | CAD				CAD 0	CAD 690